Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital [member]	Share premium [member]	Other paid-in capital [member]	Foreign Currency Translation Effect [Member]	Accumulated Loss [Member]
Beginning balance at Dec. 31, 2018	$ 14,183	$ 12,501	$ 166,419	$ 13,353	$ (12,330)	$ (165,760)
Share issuance	34,160	2,940	31,220
Share-based compensation	2,554	4		2,550
Net loss for the year	(32,423)					(32,423)
Other comprehensive income	(662)				(662)
Ending balance at Dec. 31, 2019	17,812	15,445	197,639	15,903	(12,992)	(198,183)
Share issuance	17,498	1,729	16,219
Share-based compensation	2,838	77		2,761
Net loss for the year	(26,754)					(26,754)
Allocation of share premium			(210,250)			210,250
Other comprehensive income	670				670
Ending balance at Dec. 31, 2020	12,514	17,251	3,608	18,664	(12,322)	(14,687)
Share issuance	54,312	3,107	51,205
Share-based compensation	3,441	52	639	2,750
Net loss for the year	(32,552)					(32,552)
Allocation of share premium			(46,000)			46,000
Other comprehensive income	10				10
Ending balance at Dec. 31, 2021	$ 37,725	$ 20,410	$ 9,452	$ 21,414	$ (12,312)	$ (1,239)